Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net (loss) income	$ (1,740,160)	$ 108,914
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest income		(1,474,398)
Unrealized foreign exchange loss (gain) on related party transactions	15,073	(2,521)
Loss on equity method investment, related party	14,744	63,645
Depreciation	30,209	28,475
Non-cash lease expense	260,139	256,038
Impairment of convertible note receivable – related party, and equity method investment - related party	42,328
Impairment loss on goodwill	323,864
Unrealized loss on convertible note receivable – related party	20,002
Loss on disposal of property, plant and equipment	5,820
Changes in operating assets and liabilities:
Account receivables	8,588	(8,468)
Other receivables	(64,417)	(64,716)
Prepaid expenses	91,808	(58,486)
Deposit	(96,026)	835
Inventory	460	4,310
Accounts payable and accrued expenses	217,531	89,026
Accrued commissions	(1,924)	(53,697)
Deferred revenue		(20,573)
Operating lease liabilities	(257,079)	(247,852)
Net cash used in operating activities	(1,129,040)	(1,379,468)
Cash flows from investing activities:
Purchases of property and equipment	(28,024)	(8,069)
Convertible loans receivable - related party	(750,000)
Investment at cost	(14,010)
Cash withdrawn from trust account available to the Company	243,897	679,787
Cash withdrawn from trust account for redemptions	21,102,871	68,351,348
Net cash provided by investing activities	20,554,734	69,023,066
Cash flows from financing activities:
Repayment of loans and borrowing	(71,194)
Repayment of deferred underwriting compensation	(325,000)
Proceeds from repayment of due from sponsor		13,000
Proceeds from extension loan		136,147
Advances from related parties	1,757,103	166,736
Borrowing from notes payable - related parties		33,475
Repayment of class A common stock	(21,102,871)	(68,351,348)
Net cash used in financing activities	(19,741,962)	(68,001,990)
Net decrease in cash	(316,268)	(358,392)
Effects of foreign exchange rate on cash	(21,580)	(46,374)
Cash at beginning	1,159,201	2,789,794
Cash at end	821,353	2,385,028
Supplemental disclosure of non-cash investing and financing activities
Issuance of HWH common stock to EF Hutton for deferred underwriting compensation	1,509,375
Cash paid for interest	36,828
Valuation gain from notes receivable and warrants - SHRG	276,905
Initial recognition of operating lease right-of-use asset and liability	$ 280,042	$ 46,695